Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project (Details) - Exploration and Evaluation Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Acquisition costs
Total exploration and evaluation assets, beginning balance	$ 343,794	$ 343,092
Additions	229	702
Write offs	(3,009)
Total exploration and evaluation assets, ending balance	341,014	343,794
Millennial Projects
Acquisition costs
Total exploration and evaluation assets, beginning balance	342,409	341,707
Additions	229	702
Write offs	(3,009)
Total exploration and evaluation assets, ending balance	339,629	342,409
Other Claims
Acquisition costs
Total exploration and evaluation assets, beginning balance	1,385	1,385
Additions	0	0
Total exploration and evaluation assets, ending balance	$ 1,385	$ 1,385